INVESTMENT SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	$ 15,597,000	$ 14,814,000
Available for sale, Estimated Fair Value	15,706,000	14,883,000
Held for long-term investment, Amortized Cost	2,736,000	2,737,000
Held for long-term investment, Estimated Fair Value	2,736,000	2,737,000
Investment securities, Amortized Cost	18,333,000	17,551,000
Investment securities, Estimated Fair Value	18,442,000	17,620,000
Fair value of securities pledged to secure public and trust deposits	3,500,000
Fair value of securities pledged for other purposes	2,700,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	122,000	85,000
Losses	13,000	16,000
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	13,000	16,000
One year or less, Carrying Value	3,987,000	6,674,000
Amortized Cost [Abstract]
Due in one year or less, Amortized Cost	3,501,000
After five years, through ten years, Amortized Cost	4,656,000
After ten years, Amortized Cost	7,440,000
Securities held for long-term investment, without stated maturities	2,736,000
Investment securities, Amortized Cost	18,333,000
Estimated Fair Value [Abstract]
Due in one year or less, Estimated Fair Value	3,502,000
After five years, through ten years, Estimated Fair Value	4,680,000
After ten years, Estimated Fair Value	7,524,000
Securities held for long-term investment, without stated maturities	2,736,000
Investment securities, Estimated Fair Value	18,442,000	17,620,000
United States Treasury [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	3,499,000	4,004,000
Available for sale, Estimated Fair Value	3,500,000	4,013,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	1,000	9,000
United States Government Agencies [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	4,000,000
Available for sale, Estimated Fair Value	3,987,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Losses	13,000
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss	13,000
One year or less, Carrying Value	3,987,000
Mortgage-backed [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost	8,098,000	10,537,000
Available for sale, Estimated Fair Value	8,219,000	10,592,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains	121,000	71,000
Losses		16,000
Age of gross unrealized losses and carrying value of securities available for sale [Abstract]
One year or less, Unrealized Loss		16,000
One year or less, Carrying Value		6,674,000
Municipalities [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Available for sale, Amortized Cost		273,000
Available for sale, Estimated Fair Value		278,000
Gross unrealized gains and losses on investment securities available for sale [Abstract]
Gains		5,000
CDBL III [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Held for long-term investment, Amortized Cost	765,000	973,000
Held for long-term investment, Estimated Fair Value	765,000	973,000
Corporate [Member]
Available for sale debt securities and held to maturity securities [Abstract]
Held for long-term investment, Amortized Cost	1,971,000	1,764,000
Held for long-term investment, Estimated Fair Value	$ 1,971,000	$ 1,764,000